DEBT - Short-term loans (Details) ¥ in Thousands						6 Months Ended
	Jun. 14, 2024 USD ($)	May 07, 2024 CNY (¥)	Aug. 24, 2023 USD ($)	Jun. 08, 2023 USD ($)	May 15, 2023 USD ($)	Sep. 30, 2024 USD ($)	Dec. 18, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 CNY (¥)	Jun. 14, 2024 CNY (¥)	Jun. 07, 2024	May 07, 2024 USD ($)	May 07, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Dec. 18, 2023 CNY (¥)	Aug. 24, 2023 CNY (¥)	Jun. 08, 2023 CNY (¥)	May 15, 2023 CNY (¥)
DEBT
Short-term loans						$ 1,635,887								$ 1,563,452
Repayments of debt						1,917,363		$ 2,175,590
China Construction Bank ("CCB")
DEBT
Short-term loans						1,635,887								1,451,282
Debt amount	$ 284,988			$ 276,962	$ 276,962					¥ 2,000		$ 284,988	¥ 2,000					¥ 2,000	¥ 2,000
Debt term	1 year			1 year	1 year
Effective interest rate	3.96%			3.86%	3.95%					3.96%	3.86%	3.95%	3.95%					3.86%	3.95%
Repayments of debt | ¥		¥ 2,000
Line of credit, maximum borrowing capacity			$ 1,107,849														¥ 8,000
Basis points			0.40%
Effective interest rate			3.95%
Outstanding loan balance						$ 1,065,891			¥ 7,480					897,358	¥ 6,480
Xin Wang Bank ("XW")
DEBT
Short-term loans														112,170
Debt amount							$ 1,519,138									¥ 10,970
Debt term							4 months
Effective interest rate							7.50%									7.50%
Basis points							3.95%
Outstanding loan balance														$ 112,170	¥ 810
Xin Wang Bank ("XW") | Guangdong Youshanghui Fiancing Guarantee Co., Ltd
DEBT
Debt amount							$ 1,400,000									¥ 10,000